Note 3 - Acquisitions (Tables)	12 Months Ended
Jan. 31, 2015
Note 3 - Acquisitions (Tables) [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
	January 31, 2015	January 31, 2014	January 31, 2013
Revenues	187,601	184,837	175,225
Net income	16,524	9,490	16,036
Earnings per share
Basic	0.23	0.15	0.26
Diluted	0.23	0.15	0.25

2015 Acquisitions[Member]
Note 3 - Acquisitions (Tables) [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	Computer Management	Customs Info	Airclic	e-customs	Pentant	Total
Purchase price consideration:
Cash, excluding cash acquired related to Computer Management ($112), Customs Info (nil), Airclic ($117), e-customs ($1,983) and Pentant ($21)	6,689	34,121	29,597	9,611	2,134	82,152
Common shares issued	-	5,382	-	-	-	5,382
Net working capital adjustments (receivable) / payable	3	(813)	(318)	(41)	(13)	(1,182)
	6,692	38,690	29,279	9,570	2,121	86,352
Allocated to:
Current assets, excluding cash acquired	211	1,754	4,990	1,190	142	8,287
Capital assets	65	-	440	7	-	512
Current liabilities	(10)	(556)	(2,656)	(399)	(658)	(4,279)
Deferred revenue	(8)	(3,147)	(6,930)	(19)	(38)	(10,142)
Deferred income tax liability	-	-	-	(1,053)	(315)	(1,368)
Debt	-	(927)	-	-	-	(927)
Net tangible assets (liabilities) assumed	258	(2,876)	(4,156)	(274)	(869)	(7,917)
Finite life intangible assets acquired:
Customer agreements and relationships	3,256	8,650	7,802	2,318	1,336	23,362
Existing technology	1,840	5,708	13,786	2,807	595	24,736
Trade names	-	682	-	-	-	682
Non-compete covenants	-	391	177	138	-	706
Goodwill	1,338	26,135	11,670	4,581	1,059	44,783
	6,692	38,690	29,279	9,570	2,121	86,352

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	Computer Management	Customs Info	Airclic	e-customs	Pentant
Customer agreements and relationships (in years)	9	9	9	10	9
Existing technology (in years)	6	3	8	6	6
Trade names (in years)	N/A	15	N/A	N/A	N/A
Non-compete covenants (in years)	N/A	12	12	12	N/A

2014 Acquisitions [Member]
Note 3 - Acquisitions (Tables) [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	Impatex	Compudata	KSD	Total
Purchase price consideration:
Cash, less cash acquired related to Impatex ($200), Compudata ($166) and KSD ($199)	8,175	18,143	32,419	58,737
Net working capital adjustments receivable	(209)	(71)	(2,213)	(2,493)
	7,966	18,072	30,206	56,244
Allocated to:
Current assets, excluding cash acquired	524	1,793	4,174	6,491
Capital assets	109	24	67	200
Deferred income tax assets	11	-	863	874
Current liabilities	(300)	(934)	(3,904)	(5,138)
Deferred revenue	(441)	(21)	(3,004)	(3,466)
Deferred income tax liability	(1,140)	(2,924)	(6,720)	(10,784)
Debt	-	-	(894)	(894)
Net tangible liabilities assumed	(1,237)	(2,062)	(9,418)	(12,717)
Finite life intangible assets acquired:
Customer agreements and relationships	2,495	11,910	17,500	31,905
Existing technology	3,207	-	8,300	11,507
Non-compete covenants	-	23	-	23
Goodwill	3,501	8,201	13,824	25,526
	7,966	18,072	30,206	56,244

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	Impatex	Compudata	KSD
Customer agreements and relationships (in years)	10	9	12
Non-compete covenants (in years)	N/A	3	N/A
Existing technology (in years)	8	N/A	8

2013 Acquisitions [Member]
Note 3 - Acquisitions (Tables) [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	Exentra	IES	Infodis	Total
Purchase price consideration:
Cash, less cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	16,559	33,909	3,687	54,155
Net working capital adjustments receivable	(27)	12	2	(13)
	16,532	33,921	3,689	54,142
Allocated to:
Current assets, excluding cash acquired	883	767	831	2,481
Capital assets	116	-	194	310
Deferred income tax assets	-	-	22	22
Current liabilities	(1,008)	(184)	(386)	(1,578)
Deferred revenue	(26)	(901)	-	(927)
Deferred income tax liability	(3,112)	-	(565)	(3,677)
Net tangible (liabilities) assets assumed	(3,147)	(318)	96	(3,369)
Finite life intangible assets acquired:
Customer agreements and relationships	2,621	6,941	834	10,396
Existing technology	10,827	15,236	1,420	27,483
Non-compete covenants	-	239	-	239
Goodwill	6,231	11,823	1,339	19,393
	16,532	33,921	3,689	54,142

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	Exentra	IES	Infodis
Customer agreements and relationships (in years)	12	10	6
Non-compete covenants (in years)	N/A	5	N/A
Existing technology (in years)	10	8	5